As filed with the Securities and Exchange Commission on May 20, 2013

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-1A

     Registration Statement Under The Securities Act of 1933     [X]
     Pre-Effective Amendment No.                                             [   ]
     Post-Effective Amendment No. 62                                       [X]
               and/or
     Registration Statement Under The Investment Company
     Act of 1940
     Amendment No. 65                                                             [X]

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Registrant's Name, Address and Telephone Number:
American Federation of Labor and Congress of Industrial Organizations
Housing Investment Trust*
2401 Pennsylvania Avenue, N.W., Suite 200
Washington, D.C.  20037
(202) 331-8055

Name and Address of Agent for Service:
Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W.
Washington, DC 20006-1806

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It is proposed that this filing will become effective:

[X]          immediately upon filing pursuant to paragraph (b)
[ ]           on (date) pursuant to paragraph (b)
[ ]           60 days after filing pursuant to paragraph (a)(1)
[ ]           on (date) pursuant to paragraph (a)(1)
[ ]           75 days after filing pursuant to paragraph (a)(2)
[ ]           on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia on the 20th day of May, 2013.

AMERICAN FEDERATION OF LABOR AND CONGRESS OF INDUSTRIAL ORGANIZATIONS HOUSING INVESTMENT TRUST

By:

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of May, 2013:

/s/ John Sweeney *
John Sweeney
Chairman

/s/ Vincent Alvarez *
Vincent Alvarez
Trustee

/s/ Arlene Holt Baker *
Arlene Holt Baker
Trustee

/s/ James Boland *
James Boland
Trustee

/s/ Sean McGarvey*
Sean McGarvey
Trustee

/s/ Kenneth E. Rigmaiden *
Kenneth E. Rigmaiden
Trustee

/s/ Elizabeth Shuler *
Elizabeth Shuler
Trustee

/s/ Richard L. Trumka *
Richard L. Trumka
Trustee

/s/ Stephen Frank *
Stephen Frank
Trustee

/s/ Jack Quinn *
Jack Quinn
Trustee

/s/ Richard Ravitch *
Richard Ravitch
Trustee

/s/ Marlyn J. Spear *
Marlyn J. Spear
Trustee

/s/ Tony Stanley *
Tony Stanley
Trustee

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer (Principal
Executive Officer)

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer

* Thalia B. Lankin, by signing her name hereto, signs this document on behalf of each of the persons so indicated above pursuant to powers of attorney duly executed by such person and filed with the SEC.

/s/ Thalia B. Lankin
Thalia B. Lankin

INDEX TO EXHIBITS

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase